Segment Information (Reconciliation of Segment Totals to Consolidated Financial Statement Amounts) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment revenues:
Revenues	¥ 2,280,329	¥ 2,434,864	¥ 2,862,771
Segment profits:
Total segment profits	269,681	329,438	336,195
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	(384)	(404)	(452)
Income before Income Taxes	412,561	395,730	435,501
Segment assets:
Allowance for doubtful receivables on finance leases and probable loan losses	(56,836)	(58,011)	(54,672)	¥ (59,227)
Trade Notes, Accounts and Other Receivable	312,744	280,590
Other corporate assets	1,495,472	1,462,104
Assets	13,067,528	12,174,917	11,425,982
Operating Segment
Segment revenues:
Revenues	2,292,360	2,447,272	2,873,343
Segment profits:
Total segment profits	417,727	401,395	429,078
Segment assets:
Assets	10,905,998	9,997,698	9,098,918
Corporate, Non-Segment
Segment revenues:
Revenues	8,559	8,655	8,531
Segment profits:
Corporate losses	(10,395)	(10,012)	(4,329)
Net income attributable to the noncontrolling interests and net income attributable to the redeemable noncontrolling interests	5,229	4,347	10,752
Segment assets:
Cash and cash equivalents, restricted cash	1,135,284	1,283,580	1,405,117
Allowance for doubtful receivables on finance leases and probable loan losses	(56,836)	(58,011)	(54,672)
Trade Notes, Accounts and Other Receivable	312,744	280,590	294,773
Other corporate assets	770,338	671,060	681,846
Intersegment Eliminations
Segment revenues:
Revenues	¥ (20,590)	¥ (21,063)	¥ (19,103)